Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Principles of Consolidation
Principles of consolidation - The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All material intercompany balances and transactions have been eliminated.

The Company continually evaluates its investments to determine if they represent variable interests in a VIE. If the Company determines that it has a variable interest in a VIE, the Company then evaluates if it is the primary beneficiary of the VIE. The evaluation is a qualitative assessment as to whether the Company has the ability to direct the activities of a VIE that most significantly impact the entity’s economic performance. The Company consolidates a VIE if it is considered to be the primary beneficiary.

Assets and liabilities of VIEs for which the Company is the primary beneficiary were not significant to the Company’s consolidated financial statements. VIE creditors do not have recourse against the general credit of the Company.

Use of Estimates
Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates

Fair Value Hierarchy
Fair value hierarchy - The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

•	Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•
Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

•
Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Cash and Cash Equivalents
Cash and cash equivalents - Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper and time deposits, as well as other debt securities that are classified as cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Short-term and Long-term Investments
Short-term investments - The Company’s short-term investments consist of certificates of deposit with initial maturities of greater than three months when purchased that mature in less than one year from the balance sheet date. These investments, which were classified as available-for-sale within Level 1 of the fair value hierarchy, were carried at fair value, which approximated their historical cost at December 31, 2016 and 2015.

Fair Value of Financial Instruments
Fair value of financial instruments - As of December 31, 2016, the Company’s financial instruments include cash and cash equivalents, short-term and long-term investments, accounts receivable, accounts payable, contingent consideration liability and short-term debt. Due to the nature of these instruments, the Company’s carrying value approximates fair value. The carrying amount and estimated fair value of total long-term debt was $25.7 billion and $26.5 billion, respectively, as of December 31, 2016. The fair value of the Company’s long-term debt was estimated based on quoted rates currently offered in active markets for the Company’s debt, which is considered Level 1 of the fair value hierarchy.

Foreign Currency Translation and Transactions
Foreign currency translation and transactions - For local currency functional currency, assets and liabilities are translated at end-of-period rates while revenues and expenses are translated at average rates in effect during the period. Equity is translated at historical rates and the resulting cumulative translation adjustments are included as a component of accumulated other comprehensive income (loss).

For U.S. dollar functional currency locations, foreign currency assets and liabilities are remeasured into U.S. dollars at end-of-period exchange rates, except for non-monetary balance sheet accounts, which are remeasured at historical exchange rates. Revenue and expense are remeasured at average exchange rates in effect during each period, except for those expenses related to the nonmonetary balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in income.

Gains and losses arising from foreign currency transactions and the effects of remeasurements were not material for all periods presented.

Accounts Receivable
Accounts receivable - Accounts receivable are stated net of an allowance for doubtful accounts. The accounts receivable balance primarily includes amounts due from third party providers (e.g., pharmacy benefit managers, insurance companies, governmental agencies and long-term care facilities), clients, members and private pay customers, as well as vendors and manufacturers. Charges to bad debt are based on both historical write-offs and specifically identified receivables.

Inventories
Inventories - Inventories are stated at the lower of weighted average cost or market. Physical inventory counts are taken on a regular basis in each retail store and long-term care pharmacy and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Property and Equipment
Property and equipment - Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 10 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

Goodwill and Other Indefinitely-lived Assets	Goodwill and other indefinitely-lived assets - Goodwill and other indefinitely-lived assets are not amortized, but are subject to impairment reviews annually, or more frequently if necessary.
Intangible Assets
Intangible assets - Purchased customer contracts and relationships are amortized on a straight-line basis over their estimated useful lives between 9 and 20 years. Purchased customer lists are amortized on a straight-line basis over their estimated useful lives of up to 10 years. Purchased leases are amortized on a straight-line basis over the remaining life of the lease.

Impairment of Long-lived Assets
Impairment of long-lived assets - The Company groups and evaluates fixed and finite-lived intangible assets for impairment at the lowest level at which individual cash flows can be identified, whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If indicators of impairment are present, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group’s estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group’s carrying value that exceeds the asset group’s estimated future cash flows (discounted and with interest charges).

Redeemable Noncontrolling Interest
Due to the change in control in Omnicare, the noncontrolling member of the LLC had the contractual right to put its membership interest to the Company at fair value. Consequently, the noncontrolling interest in the LLC was recorded as a redeemable noncontrolling interest at fair value.

Revenue Recognition
Revenue Recognition

Pharmacy Services Segment

The PSS sells prescription drugs directly through its mail service dispensing pharmacies and indirectly through its retail pharmacy network. The PSS recognizes revenue from prescription drugs sold by its mail service dispensing pharmacies and under retail pharmacy network contracts where it is the principal using the gross method at the contract prices negotiated with its clients. Net revenues include: (i) the portion of the price the client pays directly to the PSS, net of any volume-related or other discounts paid back to the client (see “Drug Discounts” below), (ii) the price paid to the PSS by client plan members for mail order prescriptions (“Mail Co-Payments”) and the price paid to retail network pharmacies by client plan members for retail prescriptions (“Retail Co-Payments”), and (iii) administrative fees for retail pharmacy network contracts where the PSS is not the principal as discussed below. Sales taxes are not included in revenue.

Revenue is recognized when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The following revenue recognition policies have been established for the PSS:

•
Revenues generated from prescription drugs sold by mail service dispensing pharmacies are recognized when the prescription is delivered. At the time of delivery, the PSS has performed substantially all of its obligations under its client contracts and does not experience a significant level of returns or reshipments.

•
Revenues generated from prescription drugs sold by third party pharmacies in the PSS’ retail pharmacy network and associated administrative fees are recognized at the PSS’ point-of-sale, which is when the claim is adjudicated by the PSS online claims processing system.

The PSS determines whether it is the principal or agent for its retail pharmacy network transactions on a contract by contract basis. In the majority of its contracts, the PSS has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in establishing the price, changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications, and (v) having credit risk. The PSS’ obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the PSS is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold, regardless of whether the PSS is paid by its clients. The PSS’ responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the prescriber prior to dispensing, suggesting generic alternatives where clinically appropriate and approving the prescription for dispensing. Although the PSS does not have credit risk with respect to Retail Co-Payments or inventory risk related to retail network claims, management believes that all of the other applicable indicators of gross revenue reporting are present. For contracts under which the PSS acts as an agent, revenue is recognized using the net method.

Drug Discounts - The PSS deducts from its revenues any rebates, inclusive of discounts and fees, earned by its clients. Rebates are paid to clients in accordance with the terms of client contracts, which are normally based on fixed rebates per prescription for specific products dispensed or a percentage of manufacturer discounts received for specific products dispensed. The liability for rebates due to clients is included in “Claims and discounts payable” in the accompanying consolidated balance sheets.

Medicare Part D - The PSS, through its SilverScript subsidiary, participates in the federal government’s Medicare Part D program as a Prescription Drug Plan (“PDP”). Net revenues include insurance premiums earned by the PDP, which are determined based on the PDP’s annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services (“CMS”). The insurance premiums include a direct premium paid by CMS and a beneficiary premium, which is the responsibility of the PDP member, but which is subsidized by CMS in the case of low-income members. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

In addition to these premiums, net revenues include co-payments, coverage gap benefits, deductibles and co-insurance (collectively, the “Member Co-Payments”) related to PDP members’ actual prescription claims. In certain cases, CMS subsidizes a portion of these Member Co-Payments and pays the PSS an estimated prospective Member Co-Payment subsidy amount each month. The prospective Member Co-Payment subsidy amounts received from CMS are also included in net revenues. SilverScript assumes no risk for these amounts. If the prospective Member Co-Payment subsidies received differ from the amounts based on actual prescription claims, the difference is recorded in either accounts receivable or accrued expenses.

The PSS accounts for CMS obligations and Member Co-Payments (including the amounts subsidized by CMS) using the gross method consistent with its revenue recognition policies for Mail Co-Payments and Retail Co-Payments (discussed previously in this document).

Retail/LTC Segment

Retail Pharmacy - The retail drugstores recognize revenue at the time the customer takes possession of the merchandise. Customer returns are not material. Revenue generated from the performance of services in the RLS’ health care clinics is recognized at the time the services are performed. Sales taxes are not included in revenue.

Long-term Care - Revenue is recognized when products are delivered or services are rendered or provided to the customer, prices are fixed and determinable, and collection is reasonably assured. A significant portion of the revenues from sales of pharmaceutical and medical products are reimbursed by the federal Medicare Part D program and, to a lesser extent, state Medicaid programs. Payments for services rendered to patients covered by these programs are generally less than billed charges. The Company monitors its revenues and receivables from these reimbursement sources, as well as other third party insurance payors, and record an estimated contractual allowance for sales and receivable balances at the revenue recognition date, to properly account for anticipated differences between billed and reimbursed amounts. Accordingly, the total net sales and receivables reported in the Company's consolidated financial statements are recorded at the amount expected to be ultimately received from these payors. Since billing functions for a portion of the Company's revenue systems are largely computerized, enabling on-line adjudication at the time of sale to record net revenues, the Company's exposure in connection with estimating contractual allowance adjustments is limited primarily to unbilled and initially rejected Medicare, Medicaid and third party claims (typically approved for reimbursement once additional information is provided to the payor). For the remaining portion of the Company's revenue systems, the contractual allowance is estimated for all billed, unbilled and initially rejected Medicare, Medicaid and third party claims. The Company evaluates several criteria in developing the estimated contractual allowances on a monthly basis, including historical trends based on actual claims paid, current contract and reimbursement terms, and changes in customer base and payor/product mix. Contractual allowance estimates are adjusted to actual amounts as cash is received and claims are settled, and the aggregate impact of these resulting adjustments was not significant to our results of operations for any of the periods presented.

Patient co-payments associated with Medicare Part D, certain state Medicaid programs, Medicare Part B and certain third party payors are typically not collected at the time products are delivered or services are rendered, but are billed to the individuals as part of our normal billing procedures and subject to our normal accounts receivable collections procedures.

Health Care Clinics - For services provided by our health care clinics, revenue recognition occurs for completed services provided to patients, with adjustments taken for third party payor contractual obligations and patient direct bill historical collection rates.

Loyalty Program - The Company’s customer loyalty program, ExtraCare®, is comprised of two components, ExtraSavingsTM and ExtraBucks® Rewards. ExtraSavings coupons redeemed by customers are recorded as a reduction of revenue when redeemed. ExtraBucks Rewards are accrued as a charge to cost of revenues when earned, net of estimated breakage. The Company determines breakage based on historical redemption patterns.

Cost of Revenues
Cost of revenues

Pharmacy Services Segment - The PSS’ cost of revenues includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service dispensing pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs, and (iii) the operating costs of its mail service dispensing pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients’ benefit plans from the PSS’ mail service dispensing pharmacies, net of any volume-related or other discounts (see “Vendor allowances and purchase discounts” below) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through the PSS’ retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail/LTC Segment - The RLS’ cost of revenues includes: the cost of merchandise sold during the reporting period and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses.

Vendor Allowances and Purchase Discounts
Vendor allowances and purchase discounts

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment - The PSS receives purchase discounts on products purchased. The PSS’ contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the PSS to receive purchase discounts from established list prices in one, or a combination, of the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices, or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the PSS’ results of operations. The PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The PSS also receives additional discounts under its wholesaler contracts if it exceeds contractually defined annual purchase volumes. In addition, the PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of “Cost of revenues”.

Retail/LTC Segment - Vendor allowances received by the RLS reduce the carrying cost of inventory and are recognized in cost of revenues when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of revenues over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments is also initially deferred. The deferred amounts are then amortized to reduce cost of revenues on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the accompanying consolidated financial statements.

Insurance
Insurance - The Company is self-insured for certain losses related to general liability, workers’ compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company’s self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company’s historical claims experience.

Facility Opening and Closing Costs
Facility opening and closing costs - New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense.

Advertising Costs	Advertising costs - Advertising costs are expensed when the related advertising takes place.
Shares Held in Trust
Shares held in trust - The Company maintains grantor trusts, which held approximately one million shares of its common stock at December 31, 2016 and 2015, respectively. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Accumulated Other Comprehensive Loss
Accumulated other comprehensive income - Accumulated other comprehensive income (loss) consists of changes in the net actuarial gains and losses associated with pension and other postretirement benefit plans, losses on derivatives from cash flow hedges executed in previous years associated with the issuance of long-term debt, and foreign currency translation adjustments.

Stock-based Compensation
Stock-based compensation - Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method.

Variable Interest Entity
Variable interest entity - In July 2014, the Company and Cardinal Health, Inc. (“Cardinal”) established Red Oak Sourcing, LLC (“Red Oak”), a generic pharmaceutical sourcing entity in which the Company and Cardinal each own 50%. The Red Oak arrangement has an initial term of ten years. Under this arrangement, the Company and Cardinal contributed their sourcing and supply chain expertise to Red Oak and agreed to source and negotiate generic pharmaceutical supply contracts for both companies through Red Oak; however, Red Oak does not own or hold inventory on behalf of either company. No physical assets (e.g., property and equipment) were contributed to Red Oak by either company and minimal funding was provided to capitalize Red Oak.

The Company has determined that it is the primary beneficiary of this variable interest entity because it has the ability to direct the activities of Red Oak. Consequently, the Company consolidates Red Oak in its consolidated financial statements within the Retail/LTC Segment.

Cardinal is required to pay the Company 39 quarterly payments beginning in October 2014. As milestones are met, the quarterly payments increase. The Company received approximately $163 million, $122 million and $26 million from Cardinal during the years ended December 31, 2016, 2015 and 2014, respectively. The payments reduce the Company’s carrying value of inventory and are recognized in cost of revenues when the related inventory is sold.

Related Party Transactions
Related party transactions - The Company has an equity method investment in SureScripts, LLC (“SureScripts”), which operates a clinical health information network. The Pharmacy Services and Retail/LTC segments utilize this clinical health information network in providing services to its client plan members and retail customers. The Company expensed fees of approximately $39 million in the year ended December 31, 2016, and $50 million in the years ended December 31, 2015 and 2014, for the use of this network. The Company’s investment in and equity in earnings of SureScripts for all periods presented is immaterial.

The Company has an equity method investment in Heartland Healthcare Services (“Heartland”). Heartland operates several long-term care pharmacies in four states. Heartland paid the Company approximately $140 million and $25 million for pharmaceutical inventory purchases during the years ended December 31, 2016 and 2015, respectively. Additionally, the Company performs certain collection functions for Heartland and then passes those customer cash collections to Heartland. The Company’s investment in and equity in earnings of Heartland as of and for the years ended December 31, 2016 and 2015 is immaterial.

In 2016 and 2014, the Company made charitable contributions of $32 million and $25 million, respectively, to the CVS Foundation (the “Foundation”) to fund future giving. The Foundation is a non-profit entity managed by employees of the Company that focuses on health, education and community involvement programs. The charitable contributions were recorded as operating expenses in the Company's consolidated statements of income for the years ended December 31, 2016 and 2014.

Income Taxes
Income taxes - The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year or years in which the differences are expected to reverse. The effect of a change in the tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. To the extent that the Company does not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is established.

The Company records uncertain tax positions on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.

Interest and/or penalties related to uncertain tax positions are recognized in income tax expense.

Discontinued Operations
Discontinued operations - In connection with certain business dispositions completed between 1991 and 1997, the Company retained guarantees on store lease obligations for a number of former subsidiaries, including Bob's Stores and Linens ‘n Things which filed for bankruptcy in 2016 and 2008, respectively. The Company's loss from discontinued operations in 2016 and 2014 includes lease-related costs which the Company believes it will likely be required to satisfy pursuant to its lease guarantees.

Earnings Per Common Share
Earnings per common share - Earnings per share is computed using the two-class method. Options to purchase 6.7 million, 2.7 million and 2.1 million shares of common stock were outstanding as of December 31, 2016, 2015 and 2014, respectively, but were not included in the calculation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive.

New Accounting Pronouncement
New accounting pronouncements - In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 outlines a single comprehensive model for companies to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. In March 2016, the FASB issued ASU 2016-08, “Principal Versus Agent Considerations (Reporting Revenue Gross Versus Net),” which amends the principal-versus-agent implementation guidance and in April 2016 the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing,” which amends the guidance in those areas in the new revenue recognition standard. Both ASU's were issued in response to feedback received from the FASB-International Accounting Standards Board joint revenue recognition transition resource group. This new standard could impact the timing and amounts of revenue recognized. The new revenue standard is effective for annual reporting periods (including interim reporting periods within those periods) beginning January 1, 2018. Early adoption of the standard in 2017 is permitted; however, the Company does not intend to early adopt the new standard. Companies have the option of using either a full retrospective or a modified retrospective approach to adopt the guidance. The Company formed a project team to assess and implement the new standard. While the Company is continuing to assess all of the potential impacts of the new standard including the potential impact from recent acquisitions, the Company does not expect the implementation of the standard will have a material effect on the Company's consolidated results of operations, cash flows or financial position. The Company intends to adopt the new standard on a modified retrospective basis.

In July 2015, the FASB issued ASU 2015-11, Inventory, which amends ASU Topic 330. This ASU simplifies current accounting treatments by requiring entities to measure most inventories at “the lower of cost and net realizable value” rather than using lower of cost or market. This guidance does not apply to inventories measured using the last-in, first-out method or the retail inventory method. This ASU is effective prospectively for annual periods beginning after December 15, 2016 and interim periods thereafter with early adoption permitted. Upon transition, entities must disclose the accounting change. The Company is evaluating the effect of adopting this new accounting guidance but does not expect the adoption will have a material impact on the Company’s results of operations, financial position or cash flows.
In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740). The new guidance simplifies the presentation of deferred income taxes by requiring that deferred tax assets and liabilities be classified as noncurrent in a classified statement of financial position. The updated standard is effective for the Company beginning on January 1, 2017 with early application permitted as of the beginning of any interim or annual reporting period. The Company elected to early adopt this standard as of January 1, 2016 and has, accordingly, reclassified the current deferred tax assets to noncurrent deferred tax liabilities for all periods presented.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Lessees will be required to recognize a right-of-use asset and a lease liability for virtually all of their leases (other than leases that meet the definition of a short-term lease). The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, a dual model was retained, requiring leases to be classified as either operating or finance leases. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model (e.g., certain definitions, such as initial direct costs, have been updated) and the new revenue recognition standard. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company believes that the new standard will have a material impact on its consolidated balance sheet. The Company is currently evaluating the effect that implementation of this standard will have on the Company's consolidated results of operations, cash flows, financial position and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends Accounting Standard Codification Topic 718, Compensation - Stock Compensation, in three areas. (1) The new guidance eliminates accounting for tax benefits and deficiencies through equity to the extent of previous windfalls, and then to the income statement. The new requirement is to record all tax benefits and deficiencies through the income statement. This amendment is required to be applied prospectively. The amendment also requires the presentation of excess tax benefits on the statements of cash flows as operating activities, a change which may be applied prospectively or retrospectively at the election of the Company. The amendment requires the presentation of employee taxes paid on the statement of cash flows when an employer withholds shares for tax withholding purposes as financing activities, a change which must be applied retrospectively. (2) The new guidance also permits companies to withhold an amount up to the employees' maximum individual tax rate in the relevant jurisdiction without resulting in liability classification of the award. (3) Finally, the new guidance provides companies with an accounting policy election for the impact of forfeitures on the recognition of expense for share-based payment awards. Forfeitures can be estimated, as required today, or recognized when they occur. If elected, the change to recognize forfeitures when they occur needs to be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained earnings. The ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that annual reporting period. The Company is currently evaluating the effect of adopting this new accounting guidance.

In August 2016, the FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 is intended to add or clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows and to eliminate the diversity in practice related to such classifications. The guidance in ASU 2016-15 is required for annual reporting periods beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the effect on its consolidated statement of cash flows of adopting this new accounting guidance.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, which amends ASU Topic 230. This ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer be required to present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. Entities will also have to disclose the nature of their restricted cash and restricted cash equivalent balances. The guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted. Entities are required to apply the guidance retrospectively. The Company is currently evaluating the effect of adopting this new accounting guidance.